Business Development - Additional Information (Detail) - BRL (R$)					3 Months Ended	12 Months Ended
	Sep. 29, 2016	Mar. 22, 2016	Oct. 21, 2015	Sep. 03, 2014	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 15, 2017	Oct. 26, 2016	Jul. 07, 2016	Apr. 01, 2016	Jan. 21, 2016
Disclosure of business development [Line Items]
Investment in associates						R$ 628,000,000
Acquisition interest on capital						33.58%
Interest on capital						R$ 3,873,000,000	R$ 3,617,000,000	R$ 2,585,000,000
Goodwill transferred in merger						R$ 10,716,000,000	R$ 9,675,000,000	R$ 2,057,000,000
TECBAN [Member]
Disclosure of business development [Line Items]
Equity method investment ownership percentage						5.64%
Cibrasec [Member]
Disclosure of business development [Line Items]
Equity method investment ownership percentage						3.60%
Corp Banca [Member]
Disclosure of business development [Line Items]
Acquisition interest on capital						33.13%
Number of shares						80,240
Citibank [Member]
Disclosure of business development [Line Items]
Additional goodwill due to differences in equity value						R$ 631,000,000
ITAUBMG [Member]
Disclosure of business development [Line Items]
Percentage of interest on capital	100.00%
Conectcar Solucoes de Mobilidade Eletronica S.A. [Member]
Disclosure of business development [Line Items]
Acquisition interest on capital			R$ 0.50
Amount of share purchase			R$ 170,000,000
Ultrapar Participacoes S. A [Member]
Disclosure of business development [Line Items]
Percentage of capital stock holds						50.00%
Recovery Do Brasil Consultoria [member]
Disclosure of business development [Line Items]
Percentage of interest on capital								89.08%
Amount of capital								R$ 735,000,000
Acquisition percentage of portfolio								70.00%
Acquisition of portfolio credit rights amount								R$ 38,000,000,000
Portfolio amount								R$ 570,000,000
International Finance Corporation [Member]
Disclosure of business development [Line Items]
Acquisition interest on capital											96.00%
Amount of capital											R$ 59,000,000
Additional interest on equity percentage											6.92%
Itau CorpBanca [Member]
Disclosure of business development [Line Items]
Acquisition interest on capital									36.06%	35.71%
Amount of capital						R$ 10,517,000,000			R$ 55,600,000	R$ 288,100,000
Additional interest on equity percentage									0.35%	2.13%
Increase in capital upon merger		R$ 2,309,000,000
Goodwill transferred in merger						6,928,000,000						R$ 888,000,000
Maxi Pago Servicos De Internet Ltda [member]
Disclosure of business development [Line Items]
Acquisition interest on capital				75.00%	100.00%
Additional interest on equity percentage					3.02%
Goodwill transferred in merger				R$ 11,000,000
Subscription and payment of shares				19,336
Percentage of Subscription of shares				33.33%
Acquisition of shares				24,174
Percentage of acquired shares				41.67%
Acquisition of common shares				43,510
Percentage of increased capital					21.98%
Gestora De Inteligencia De Credito [Member]
Disclosure of business development [Line Items]
Percentage of interest on capital													20.00%
BancoItau B M G ConsignadoS.A.[Member]
Disclosure of business development [Line Items]
Acquisition interest on capital	40.00%
Interest on capital	R$ 1,460,000,000
Brazil [Member] | Itau CorpBanca [Member]
Disclosure of business development [Line Items]
Additional goodwill due to differences in equity value						R$ 692,000,000
Chile [Member] | Corp Banca [Member]
Disclosure of business development [Line Items]
Percentage of market share						7.10%